Nature of business and organization (Tables)	12 Months Ended
	Dec. 31, 2022	Jul. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of consolidated financial statement

The accompanying consolidated financial statements reflect the activities of EUDA and each of the following entities:

Name		Background	Ownership
EUDA Health Limited (“EHL”)	● ● ●	A British Virgin Islands company Incorporated on June 8, 2021 A holding Company	100% owned by EUDA
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”)	● ● ●	A Singapore company Incorporated on November 9, 2017 Multi-care specialty group offering range of specialty care services to patients.	100% owned by EHL
EUDA Private Limited (“EUDA PL”)	● ● ●	A Singapore company Incorporated on April 13, 2018 A digital health company that provides a platform to serve the healthcare industry	100% owned by EHL
Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”)	● ● ●	A Vietnam company Incorporated on May 2, 2019 A Research and Development Company	100% owned by EUDA PL
Singapore Emergency Medical Assistance Private Limited (“SEMA”)	● ● ●	A Singapore company Incorporated March 18, 2019 A holding company	100% owned by EHL
The Good Clinic Private Limited (“TGC”)(1)	● ● ●	A Singapore company Incorporated on April 8, 2020 Medical facility general practice clinic that provides holistic care for various illnesses	100% owned by SEMA

EUDA Doctor Private Limited (“ED PL”)	● ● ●	A Singapore company Incorporated on December 1, 2021 A platform solution for doctors and physicians to find, connect, and collaborate with trusted peers, specialists, and other professionals	100% owned by EHL
	●	Operation has not been commenced
Kent Ridge Hill Private Limited (“KR Hill PL”)	● ● ●	A Singapore company Incorporated on December 1, 2021 A B2B2C pharmaceutical and OTC drugs e-commerce platform to promote its drug products	100% owned by EHL
	●	Operation has not been commenced
Kent Ridge Health Limited (“KRHL”)	● ● ●	A British Virgin Islands company Incorporated on June 8, 2021 A holding company	100% owned by EHL
Zukitech Private Limited (“Zukitech”) (“ZKT PL”)	● ● ●	A Singapore company Incorporated on June 13, 2019 A holding company	100% owned by KRHL
Super Gateway Group Limited (“SGGL”)	● ● ●	A British Virgin Islands company Incorporated on April 18, 2008 A holding company	100% owned by KRHL
Universal Gateway International Pte. Ltd. (“UGI”)	● ● ● ●	A Singapore company Incorporated on September 30, 2000 Registered capital of RMB 5,000,000 A holding company	98.3% owned by SGGL
Melana International Pte. Ltd. (“Melana”)	● ● ●	A Singapore company Incorporated on September 9, 2000 Property management service that services shopping malls, business office building, or residential apartments	100% owned by UGI
Tri-Global Security Pte. Ltd. (“Tri-Global”)	● ● ●	A Singapore company Incorporated on August 10, 2000 Property security service that services shopping malls, business office building, or residential apartments	100% owned by UGI
UG Digitech Private Limited (“UGD”)	● ● ●	A Singapore company Incorporated on August 16, 2001 A holding company	100% owned by UGI
Nosweat Fitness Company Private Limited (“NFC”)	● ● ●	A Singapore company Incorporated on July 6, 2021 A virtual personal training platform for fitness enthusiasts	100% owned by KRHL
	●	Operation has not been commenced
True Cover Private Limited (“TCPL”)	● ● ●	A Singapore company Incorporated on December 1, 2021 A B2B e-claims healthcare insurance platform	100% owned by KRHL
	●	Operation has not been commenced

KR Digital Pte. Ltd. (“KR Digital”) (2)	● ● ●	A Singapore company Incorporated on December 29, 2021 Development of software and applications	100% owned by KRHL
	●	Operation has not been commenced
Zukihealth Sdn. Bhd. (“Zukihealth”) (2)	● ● ●	A Malaysian company Incorporated on February 15, 2018 Distribution of health care supplement products	100% owned by KR Digital
	●	Operation has not been commenced

(1)	On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0 (see Note 5).

(2)	On April 19, 2022, the Company acquired 100% equity interest of KR Digital Pte Ltd, (“KR Digital”), a Singapore Company, from Mr. Kelvin Chen, the Company’s Chief Executive Office (“CEO”) and shareholder for total consideration of SG$1. Prior to the acquisition of KR Digital, on April 15, 2022, KR Digital acquired 100% equity interest of Zukihealth Sdn Bhd, (“Zukihealth”), a Malaysia corporation, from Mr. Kelvin Chen, the Company’s CEO and shareholder for total consideration of SG$1. Both KR Digital and Zukihealth have no operations prior to the acquisition in April 2022. KR Digital, through Zukihealth, is expected to carry out the distribution of health care products business.